Income Taxes - Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance, beginning of year	$ 0.0	$ 0.0
Additions based on tax positions related to the current year	75.0	0.0
Balance, end of year	$ 75.0	$ 0.0